CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 23, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 PHP (₱) shares	Nov. 23, 2015 PHP (₱) shares
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in additional paid in capital resulting from subscription of common shares		$ 0	$ 0	$ (7,368)
Increase in additional paid in capital resulting from exercise of share options		$ 96	0	0
MRP Share Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share options exercised | shares		1,040,485
Increase in additional paid in capital resulting from exercise of share options		$ 96
Restricted shares [Member]
Schedule of Equity Method Investments [Line Items]
Decrease in additional paid in capital resulting from vesting of restricted shares		$ 67	$ 543	$ 1,740
Restricted shares [Member] | MRP Share Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Number of restricted shares, Vested | shares		2,826,644	19,541,800	38,375,178
Decrease in additional paid in capital resulting from vesting of restricted shares		$ 67	$ 543	$ 1,740
Melco Resorts and Entertainment (Philippines).[Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares	693,500,000		50,263,000		50,263,000	693,500,000
Consideration value for subscribed shares	$ 57,681		$ 2,614		₱ 123,307,331	₱ 2,704,650,000
Increase (decrease) in additional paid in capital resulting from subscription of common shares	$ (7,368)		(761)
Total transfer from (to) noncontrolling interests of Melco Resorts & Entertainment Limited		$ 29	$ (1,304)	$ (9,108)